                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 03/31/2012

Check here if Amendment [_]; Amendment Number:
                                              ---------
  This Amendment (Check only one.): [_] is a restatement.
                                    [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Hugh Johnson Advisors LLC
Address:  80 State Street
          Albany, NY 12207

Form 13F File Number: 28-11456

The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Dianne McKnight
Title:  Chief Compliance Officer
Phone:  518-641-6858

Signature, Place, and Date of Signing:

     Dianne McKnight                Albany NY                 05/08/2012
--------------------------  -------------------------  -------------------------
[Signature]                 [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

     28-11456                 ____________________
     [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         58

Form 13F Information Table Value Total:    192,892
                                        ----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.   Form 13F File Number   Name
    ---   --------------------   ----
    01    28 -

    02    28 -

    03    28 -

FORM 13F
 31-Mar-12

 QUANTITY     CUSIP    ISSUER                          SYMBOL   PRICE      MARKET VALUE    CLASS   DISCRETION  VOTING AUTHORITY
  53644.16  002824100  Abbott Laboratories                ABT  $  61.29  $   3,288,000.00  Common  Sole        Partial
     59290  025816109  American Express Co                APX  $  57.87  $   3,431,000.00  Common  Sole        Partial
     26002  037411105  Apache Corp                        APA  $ 100.45  $   2,612,000.00  Common  Sole        Partial
     38950  067383109  Bard C R Inc                       BCR  $  98.72  $   3,845,000.00  Common  Sole        Partial
  46993.07  071813109  Baxter Intl Inc                    BAX  $  59.77  $   2,809,000.00  Common  Sole        Partial
     96205  171340102  Church & Dwight Inc                CHD  $  49.19  $   4,732,000.00  Common  Sole        Partial
     55065  189754104  Coach Inc                          COH  $  77.27  $   4,255,000.00  Common  Sole        Partial
  54103.84  194162103  Colgate Palmolive Co                CL  $  97.77  $   5,290,000.00  Common  Sole        Partial
     42866  20825c104  ConocoPhillips                     COP  $  76.00  $   3,258,000.00  Common  Sole        Partial
     76502  25490a101  DirecTV Cl A                       DTV  $  49.35  $   3,775,000.00  Common  Sole        Partial
     92717  254687106  Disney Walt Co Disney              DIS  $  43.78  $   4,059,000.00  Common  Sole        Partial
  31555.27  30231g102  Exxon Mobil Corp                   XOM  $  86.74  $   2,737,000.00  Common  Sole        Partial
    223105  316773100  Fifth Third Bancorp               FITB  $  14.05  $   3,134,000.00  Common  Sole        Partial
     36927  354613101  Franklin Resources Inc             BEN  $ 124.03  $   4,580,000.00  Common  Sole        Partial
 136008.73  369604103  General Electric Co                 GE  $  20.07  $   2,730,000.00  Common  Sole        Partial
     39180  413875105  Harris Corp                        HRS  $  45.07  $   1,766,000.00  Common  Sole        Partial
     71780  418056107  Hasbro Inc                         HAS  $  36.72  $   2,636,000.00  Common  Sole        Partial
  56352.23  428236103  Hewlett Packard Co                 HPQ  $  23.83  $   1,343,000.00  Common  Sole        Partial
   7444.68  458140100  Intel Corp                        INTC  $  28.07  $     209,000.00  Common  Sole        Partial
  28941.98  459200101  International Business Machine     IBM  $ 208.66  $   6,039,000.00  Common  Sole        Partial
   93185.3  46625h100  JPMorgan Chase & Co                JPM  $  45.98  $   4,285,000.00  Common  Sole        Partial
    179380  68389x105  Oracle Corp                       ORCL  $  29.16  $   5,231,000.00  Common  Sole        Partial
  37581.01  713448108  PepsiCo Inc                        PEP  $  66.36  $   2,494,000.00  Common  Sole        Partial
     41055  790849103  St Jude Med Inc                    STJ  $  44.31  $   1,819,000.00  Common  Sole        Partial
 123459.95  882508104  Texas Instruments Inc              TXN  $  33.61  $   4,149,000.00  Common  Sole        Partial
     27985  907818108  Union Pacific Corp                 UNP  $ 107.49  $   3,008,000.00  Common  Sole        Partial
  44380.98  913017109  United Technologies Corp           UTX  $  82.94  $   3,681,000.00  Common  Sole        Partial
  46588.08  92343v104  Verizon Communications Inc          VZ  $  38.23  $   1,781,000.00  Common  Sole        Partial
     36975  29358q109  Ensco PLC Sp ADR                   ESV  $  52.93  $   1,957,000.00  Common  Sole        Partial
     17925  464287713  iShares Tr DJ US Telecom           IYZ  $  22.20  $     398,000.00  Common  Sole        Partial
     35800  464287721  iShares Tr Index DJ US Tech Se     IYW  $  77.82  $   2,786,000.00  Common  Sole        Partial
   7348.18  464287689  iShares Tr Russell 3000            IWV  $  83.29  $     612,000.00  Common  Sole        Partial
      7324  464287309  iShares Tr S&P 500 Growth          IVW  $  75.37  $     552,000.00  Common  Sole        Partial
      5374  464287408  iShares Tr S&P 500 Value           IVE  $  64.94  $     349,000.00  Common  Sole        Partial
    112793  464287804  iShares Tr S&P Small Cap 600       IJR  $  76.31  $   8,607,000.00  Common  Sole        Partial
  39257.13  81369y209  Select Sector SPDR Healthcare      XLV  $  37.60  $   1,476,000.00  Common  Sole        Partial
     32375  81369y407  Select Sector SPDR Tr SBI Cons     XLY  $  45.10  $   1,460,000.00  Common  Sole        Partial
     42345  81369y308  Select Sector SPDR Tr SBI Cons     XLP  $  34.08  $   1,443,000.00  Common  Sole        Partial
     21280  81369y506  Select Sector SPDR Tr SBI Ener     XLE  $  71.76  $   1,527,000.00  Common  Sole        Partial
    120725  81369y605  Select Sector SPDR Tr SBI Fina     XLF  $  15.80  $   1,907,000.00  Common  Sole        Partial
     36920  81369y704  Select Sector SPDR Tr SBI Indu     XLI  $  37.41  $   1,381,000.00  Common  Sole        Partial
     73420  81369y100  Select Sector SPDR Tr SBI Mate     XLB  $  36.97  $   2,714,000.00  Common  Sole        Partial
    135985  81369y886  Select Sector SPDR Tr SBI Util     XLU  $  35.05  $   4,766,000.00  Common  Sole        Partial
  55355.82  78462f103  SPDR S&P 500 Index ETF             SPY  $ 140.82  $   7,795,000.00  Common  Sole        Partial
  95825.64  78467y107  SPDR S&P Mid Cap 400 ETF Tr        MDY  $ 180.71  $  17,317,000.00  Common  Sole        Partial
      7440  78464a763  SPDR Series Trust S&P Div ETF      SDY  $  56.59  $     421,000.00  Common  Sole        Partial
     49641  922042858  Vanguard Emerg Mkt ETF             VWO  $  43.47  $   2,158,000.00  Common  Sole        Partial
    142842  922908769  Vanguard Index Funds Stock Mkt     VTI  $  72.26  $  10,322,000.00  Common  Sole        Partial
      5370  922042775  Vanguard Intl Equity Index Fun     VEU  $  44.13  $     237,000.00  Common  Sole        Partial
      3840  921932885  Vanguard Mid Cap 400 Index        IVOO  $  66.41  $     255,000.00  Common  Sole        Partial
     43480  922908413  Vanguard S&P 500 ETF Sh            VOO  $  64.37  $   2,799,000.00  Common  Sole        Partial
     89676  921943858  Vanguard Tax-Managed Fund Euro     VEA  $  34.03  $   3,052,000.00  Common  Sole        Partial
      6660  921910816  Vanguard World Fund Mega Growt     MGK  $  55.26  $     368,000.00  Common  Sole        Partial
      2787  464287457  iShares Tr Barclays 1-3 Yr         SHY  $  84.32  $     235,000.00  Common  Sole        Partial
  43198.99  464288638  iShares Tr Barclays Interm Cre     CIU  $ 108.85  $   4,702,000.00  Common  Sole        Partial
  80252.09  464288612  iShares Tr Barclays Interm Gov     GVI  $ 111.12  $   8,918,000.00  Common  Sole        Partial
  28698.01  464287226  iShares Tr Barclays US Aggreg      AGG  $ 109.83  $   3,152,000.00  Common  Sole        Partial
     63415  921937835  Vanguard Bond Index Fund Inc T     BND  $  83.28  $   5,281,000.00  Common  Sole        Partial

                                                                         $ 192,892,000.00